Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2014
Supplement [Text Block]	jif1_SupplementTextBlock
Janus Investment Fund

INTECH Global Dividend Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

On September 17, 2014, the Board of Trustees of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the MSCI World High Dividend Yield Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World Indexsm. The Fund may also invest in foreign equity and debt securities. The Fund seeks to produce returns in excess of the MSCI World High Dividend Yield Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI World High Dividend Yield Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Effective on or about December 17, 2014, all references to INTECH Global Dividend Fund are replaced with INTECH Global Income Managed Volatility Fund.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH International Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

On September 17, 2014, the Board of Trustees of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the MSCI EAFE® (Europe, Australasia, Far East) Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The MSCI EAFE® Index is an MSCI index that is designed to measure the performance of the developed markets of Europe, Australasia, and the Far East. The Fund may also invest in foreign equity and debt securities. The Fund seeks to produce returns in excess of the MSCI EAFE® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI EAFE® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Effective on or about December 17, 2014, all references to INTECH International Fund are replaced with INTECH International Managed Volatility Fund.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH U.S. Growth Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

On September 17, 2014, the Board of Trustees (the “Trustees”) of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. Additionally, the Trustees approved a change to the benchmark index and corresponding investment strategy for the Fund to reflect a transition to the Russell 1000® Index. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund seeks to produce returns in excess of the Russell 1000® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 40% lower than the Russell 1000® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

3.	The following replaces in its entirety the corresponding information found in the Performance Information section under “Average Annual Total Returns”:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (1/2/03)
Class S Shares

Return Before Taxes	33.82%	19.62%	7.10%	8.62%

Return After Taxes on Distributions	33.72%	19.49%	6.68%	8.17%

Return After Taxes on Distributions and Sale of Fund Shares	19.22%	16.05%	5.68%	7.00%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(1)	26.32%	18.44%	6.69%	8.24%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(2)	32.13%	18.86%	6.48%	8.00%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class I Shares

Return Before Taxes	34.44%	20.18%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class N Shares

Return Before Taxes	33.82%	19.62%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class T Shares

Return Before Taxes	34.14%	19.62%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

Effective on or about December 17, 2014, all references to INTECH U.S. Growth Fund are replaced with INTECH U.S. Managed Volatility Fund II.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH U.S. Value Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

On September 17, 2014, the Board of Trustees (the “Trustees”) of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. Additionally, the Trustees approved a change to the benchmark index and corresponding investment strategy for the Fund to reflect a transition to the Russell 1000® Index. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund seeks to produce returns in excess of the Russell 1000® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 40% lower than the Russell 1000® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

3.	The following replaces in its entirety the corresponding information found in the Performance Information section under “Average Annual Total Returns”:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	Since Inception of Predecessor Fund (12/30/05)
Class I Shares

Return Before Taxes	35.85%	16.95%	6.89%

Return After Taxes on Distributions	29.90%	15.66%	5.93%

Return After Taxes on Distributions and Sale of Fund Shares	23.38%	13.58%	5.36%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(1)	27.59%	15.27%	5.83%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(2)	33.40%	15.79%	5.83%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class S Shares

Return Before Taxes	35.57%	16.47%	6.43%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class N Shares

Return Before Taxes	35.85%	16.95%	6.89%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class T Shares

Return Before Taxes	35.49%	16.64%	6.50%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

Effective on or about December 17, 2014, all references to INTECH U.S. Value Fund are replaced with INTECH U.S. Managed Volatility Fund.

Please retain this Supplement with your records.

INTECH Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif1_SupplementTextBlock
Janus Investment Fund

INTECH Global Dividend Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

On September 17, 2014, the Board of Trustees of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in dividend-paying securities. The Fund invests primarily in common stocks from the universe of the MSCI World High Dividend Yield Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The MSCI World High Dividend Yield Index is designed to reflect the performance of the high dividend yield securities contained within the broader MSCI World Indexsm. The Fund may also invest in foreign equity and debt securities. The Fund seeks to produce returns in excess of the MSCI World High Dividend Yield Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI World High Dividend Yield Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Effective on or about December 17, 2014, all references to INTECH Global Dividend Fund are replaced with INTECH Global Income Managed Volatility Fund.

Please retain this Supplement with your records.

INTECH International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif1_SupplementTextBlock
Janus Investment Fund

INTECH International Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

On September 17, 2014, the Board of Trustees of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the MSCI EAFE® (Europe, Australasia, Far East) Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The MSCI EAFE® Index is an MSCI index that is designed to measure the performance of the developed markets of Europe, Australasia, and the Far East. The Fund may also invest in foreign equity and debt securities. The Fund seeks to produce returns in excess of the MSCI EAFE® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI EAFE® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Effective on or about December 17, 2014, all references to INTECH International Fund are replaced with INTECH International Managed Volatility Fund.

Please retain this Supplement with your records.

INTECH U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif1_SupplementTextBlock
Janus Investment Fund

INTECH U.S. Growth Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

On September 17, 2014, the Board of Trustees (the “Trustees”) of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. Additionally, the Trustees approved a change to the benchmark index and corresponding investment strategy for the Fund to reflect a transition to the Russell 1000® Index. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund seeks to produce returns in excess of the Russell 1000® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 40% lower than the Russell 1000® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

3.	The following replaces in its entirety the corresponding information found in the Performance Information section under “Average Annual Total Returns”:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (1/2/03)
Class S Shares

Return Before Taxes	33.82%	19.62%	7.10%	8.62%

Return After Taxes on Distributions	33.72%	19.49%	6.68%	8.17%

Return After Taxes on Distributions and Sale of Fund Shares	19.22%	16.05%	5.68%	7.00%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(1)	26.32%	18.44%	6.69%	8.24%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(2)	32.13%	18.86%	6.48%	8.00%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class I Shares

Return Before Taxes	34.44%	20.18%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class N Shares

Return Before Taxes	33.82%	19.62%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

Class T Shares

Return Before Taxes	34.14%	19.62%	7.10%	8.62%

Russell 1000® Index	33.11%	18.59%	7.78%	9.31%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	33.48%	20.39%	7.83%	9.33%
(reflects no deduction for expenses, fees, or taxes)

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

Effective on or about December 17, 2014, all references to INTECH U.S. Growth Fund are replaced with INTECH U.S. Managed Volatility Fund II.

Please retain this Supplement with your records.

INTECH U.S. Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif1_SupplementTextBlock
Janus Investment Fund

INTECH U.S. Value Fund
(the “Fund”)

Supplement dated October 28, 2014
to the Currently Effective Summary Prospectus

On September 17, 2014, the Board of Trustees (the “Trustees”) of the Fund approved changes to the investment strategy and name of the Fund to reflect a new managed volatility investment strategy. Additionally, the Trustees approved a change to the benchmark index and corresponding investment strategy for the Fund to reflect a transition to the Russell 1000® Index. The changes, each of which is discussed in detail in this Supplement, are effective on or about December 17, 2014. Your Fund’s investment objective, as shown below, and investment personnel remain the same under the new managed volatility investment strategy, and these changes will not impact the management fee rate paid by your Fund.

Effective December 17, 2014, the information below replaces in its entirety the corresponding information found in the Summary Prospectus.

1. The following replaces in their entirety the first and second paragraphs found under “Principal Investment Strategies”:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund seeks to produce returns in excess of the Russell 1000® Index, but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 40% lower than the Russell 1000® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

2. The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

3.	The following replaces in its entirety the corresponding information found in the Performance Information section under “Average Annual Total Returns”:

Average Annual Total Returns (periods ended 12/31/13)
	1 Year	5 Years	Since Inception of Predecessor Fund (12/30/05)
Class I Shares

Return Before Taxes	35.85%	16.95%	6.89%

Return After Taxes on Distributions	29.90%	15.66%	5.93%

Return After Taxes on Distributions and Sale of Fund Shares	23.38%	13.58%	5.36%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(1)	27.59%	15.27%	5.83%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(2)	33.40%	15.79%	5.83%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class S Shares

Return Before Taxes	35.57%	16.47%	6.43%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class N Shares

Return Before Taxes	35.85%	16.95%	6.89%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

Class T Shares

Return Before Taxes	35.49%	16.64%	6.50%

Russell 1000® Index	33.11%	18.59%	7.53%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Value Index	32.53%	16.67%	6.58%
(reflects no deduction for expenses, fees, or taxes)

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

Effective on or about December 17, 2014, all references to INTECH U.S. Value Fund are replaced with INTECH U.S. Managed Volatility Fund.

Please retain this Supplement with your records.